Derivatives and Fair Value Measurements - Available-for-Sale Securities (Detail) (Common Stock [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 17.4	$ 17.4	$ 17.4
Gross Unrealized Gains	3.2	3.3	3.3
Gross Unrealized Losses
Fair Value	$ 20.6	$ 20.7	$ 20.7